Borrowings	6 Months Ended
Jun. 30, 2022
Borrowings
Borrowings

8. Borrowings

	June 30,	December 31,
	2022	2021
	€ 1,000	€ 1,000
Innovation credit	3,907	3,907
Accrued interest on innovation credit	840	645
Convertible notes	39,839	38,925
Accrued interest on convertible notes	405	613

Total borrowings	44,991	44,090
Current portion	(7,214)	(4,771)
	37,777	39,319

On December 10, 2018 ProQR was awarded an Innovation credit for the sepofarsen program for LCA 10. Amounts will be drawn under this facility from 2018 through 2022. The total credit of € 4.7 million is used to conduct the Phase 2/3 clinical study for sepofarsen and to finance efforts to obtain regulatory and ethical market approval (NDA/MAA). The credit, including accrued interest of 10% per annum, is repayable depending on ProQR obtaining market approval for sepofarsen. An amount of € 3.9 million had been received as at June 30, 2022. Accumulated interest amounted to € 0.8 million as at June 30, 2022. The assets that are co-financed with the granted innovation credit are subject to a right of pledge for the benefit of RVO.

Convertible loans

In July 2020, the Company entered into a convertible debt financing agreement with Pontifax Medison Debt Financing. Under the agreement, the Company had access to up to $ 30 million in convertible debt financing in three tranches of $ 10 million each that will mature over a 54-month period and have an interest-only period of 24 months. One tranche of $ 10 million (€ 9.6 million) had been drawn down as at June 30, 2022.

A second close of the convertible debt financing agreement was completed in August 2020 with Kreos Capital. Under the second agreement, the Company had access to up to € 15 million in convertible debt financing in three tranches of € 5 million each that will mature over a 54-month period and have an interest-only period of 24 months. One tranche of € 5 million had been drawn down as at June 30, 2022.

In connection with the loan agreement, the Company issued to Pontifax and Kreos warrants to purchase up to an aggregate of 302,676 shares of its common stock at a fixed exercise price.

On December 29, 2021, the Company amended its convertible debt financing agreement with the Lenders. Under the amended agreement, at June 30, 2022, the Company had drawn down an additional $ 30 million that matures over a 54-month period and has an interest-only period of 33 months. The amendment replaces the two undrawn tranches under the original convertible debt financing agreements.

In connection with the loan agreement, the Company issued to the Lenders warrants to purchase up to an aggregate of 376,952 shares of its common stock at a fixed exercise price.

The Lenders may elect to convert the outstanding loan into ProQR ordinary shares at any time prior to repayment at a fixed conversion price. ProQR also has the ability to convert the loan into its ordinary shares, at the same conversion price, if the Company’s stock price reaches a pre-determined threshold.

Pontifax’ conversion option and warrants are accounted for as embedded derivatives and are recognized separately from the host contract as financial liabilities at fair value through profit or loss. The host contract is recognized at amortized cost.

The Kreos loan is accounted for as a compound financial instrument. The liability component is recognized at amortized cost. The equity component is initially recognized at fair value as option premium on convertible loan and will not be subsequently remeasured. Kreos’ warrants are accounted for as embedded derivatives and are recognized as financial liabilities at fair value through profit or loss.

Convertible loans were issued to Amylon Therapeutics B.V. (‘Amylon’) and are interest-bearing at an average rate of 8% per annum. They are convertible into a variable number of ordinary shares within 36 months at the option of the holder or the Company in case financing criteria are met. Any unconverted loans become payable on demand after 24 – 36 months in equal quarterly terms.

In the second quarter of 2022, Amylon entered into waiver agreements with certain lenders. Such lenders’ loan agreements with Amylon are severed and any claims to repayment of any outstanding debt and accumulated interest are renounced. The total amount of convertible loans and accumulated interest waived under these agreements in the second quarter of 2022 is € 1,144,000. The resulting gain was recognized as a gain on derecognition of financial liabilities, amounting to € 1,144,000 for the six month period ended June 30, 2022.